UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: December 31, 2000
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson Capital Management, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  February 8, 2001

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $162,580

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1318    27205 SH       SOLE                     4000             23205
ADC TELECOMMUNICATIONS         COM              000886101     3233   178400 SH       SOLE                   107000             71400
AMERICAN EXPRESS CO            COM              025816109      527     9600 SH       SOLE                     3600              6000
AMERICAN HOME PRODUCTS CORP    COM              026609107     4074    64100 SH       SOLE                    43000             21100
AMERICREDIT                    COM              03060R101     5984   219600 SH       SOLE                   140000             79600
ANADARKO PETROLEUM CORP        COM              032511107     7748   108998 SH       SOLE                    79170             29828
ARDEN RLTY GROUP INC COM       COM              039793104      960    38200 SH       SOLE                     7000             31200
AUTOMATIC DATA PROCESSING INC  COM              053015103     2900    45800 SH       SOLE                    40000              5800
AVERY DENNISON CORP            COM              053611109     6393   116500 SH       SOLE                    69000             47500
BRISTOL MYERS SQUIBB CO        COM              110122108     1087    14698 SH       SOLE                                      14698
CHIEFTAIN INTL INC COM         COM              16867C101      319    11550 SH       SOLE                                      11550
CITIGROUP INC                  COM              172967101     1131    22150 SH       SOLE                                      22150
COMPUTER ASSOCIATES            COM              204912109     2770   142074 SH       SOLE                    87000             55074
CONVERGYS CORP                 COM              212485106      834    18400 SH       SOLE                                      18400
CORNING INC COM                COM              219350105      250     4725 SH       SOLE                                       4725
CVS CORP                       COM              126650100     8038   134100 SH       SOLE                    85000             49100
DEVON ENERGY CORP COM          COM              25179M103     2424    39750 SH       SOLE                     3000             36750
DOLLAR GEN CORP COM            COM              256669102     5233   277225 SH       SOLE                   187500             89725
E M C CORP MASS COM            COM              268648102     7864   118250 SH       SOLE                    71000             47250
ELI LILLY & CO                 COM              532457108      568     6100 SH       SOLE                                       6100
ENSCO INTL INC COM             COM              26874Q100     2963    87000 SH       SOLE                    60000             27000
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      207    18800 SH       SOLE                                      18800
FANNIE MAE                     COM              313586109     7235    83400 SH       SOLE                    47500             35900
FLEET BOSTON CORP              COM              339030108     2986    79500 SH       SOLE                    60000             19500
GATX CORP COM                  COM              361448103      494     9900 SH       SOLE                                       9900
GENERAL ELECTRIC CO            COM              369604103     7775   162200 SH       SOLE                    89800             72400
HIBERNIA CORP CL A             COM              428656102      584    45800 SH       SOLE                                      45800
HOME DEPOT                     COM              437076102     5859   128250 SH       SOLE                    69500             58750
IBM CORP                       COM              459200101     1045    12300 SH       SOLE                                      12300
ICN PHARMACEUTICAL             COM              448924100     4593   149681 SH       SOLE                    90928             58753
IMPATH, INC                    COM              45255G101      249     3750 SH       SOLE                                       3750
LOWES COS INC COM              COM              548661107      805    18100 SH       SOLE                                      18100
MEDTRONIC                      COM              585055106     4981    82500 SH       SOLE                    60000             22500
MELLON FINANCIAL CORP COM      COM              58551A108     1712    34800 SH       SOLE                     3000             31800
MERCK & CO INC                 COM              589331107      449     4800 SH       SOLE                     2000              2800
MICROSOFT CORP                 COM              594918104     3188    73488 SH       SOLE                    42500             30988
NORTEL NTWKS CORP HLDG CO      COM              656568102      240     7500 SH       SOLE                                       7500
PAYCHEX INC                    COM              704326107    12208   251062 SH       SOLE                   109000            142062
PROVIDENT BANKSHARES COM       COM              743859100      251    12045 SH       SOLE                                      12045
SANDISK CORP COM               COM              80004C101     1992    71800 SH       SOLE                    43500             28300
SBC COMMUNICATIONS INC         COM              78387G103     1332    27900 SH       SOLE                                      27900
SENSORMATIC ELECTRONICS CORP   COM              817265101     2955   147300 SH       SOLE                   100000             47300
SHURGARD STORAGE CTRS COM      COM              82567D104      745    30500 SH       SOLE                     6000             24500
SUNGUARD DATA SYSTEMS          COM              867363103     8548   181400 SH       SOLE                   108000             73400
SWIFT ENERGY CO                COM              870738101     6002   159514 SH       SOLE                    85000             74514
SYSTEMS & COMPUTER TECHNOLOGY  COM              871873105     3135   254600 SH       SOLE                   148000            106600
TEXTRON INC COM                COM              883203101     4250    91400 SH       SOLE                    64000             27400
TIFFANY & CO                   COM              886547108     3425   108300 SH       SOLE                    86000             22300
UNISYS CORP COM                COM              909214108     2093   143111 SH       SOLE                   110010             33101
VERIZON COMMUNICATIONS COM     COM              92343V104      737    14708 SH       SOLE                     3050             11658
WAL-MART STORES INC            COM              931142103     3433    64620 SH       SOLE                    45000             19620
CHIEFTAN INTL INC              PFD CV           168672202     1181    34100 SH       SOLE                     5000             29100
DOLLAR GEN STRYPES TR STRYPES  PFD CV           256678103     1272    38400 SH       SOLE                                      38400
SOLV-EX CORP NEW WTS EXP 08/31 WT               834382111        0    25295 SH       SOLE                    20498              4797